Certain risks and uncertainties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Certain risks and uncertainties
Percentage required for qualifying as major customer	10.00%	10.00%	10.00%
Aggregate amount of cash and cash equivalents	3,889,092	2,289,482	1,867,248	1,542,784
Foreign currency risk | Denominated in RMB
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	3,463,198	1,325,106
Revenues | Customer concentration risk | Customer A (third party)
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	7.30%	2.40%	11.40%
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	40.00%	44.00%